Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

Results of discontinued operations:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Net revenues	19,777	-
Cost of revenues	(4,151)	-
Gross profit	15,626	-
Operating expenses:		-
Selling and marketing expenses	(33,882)	-
General and administrative expenses	(7,408)	-
Research and development expenses	(1,370)	-
Total operating expenses	(42,660)	-
Loss from discontinued operations	(27,034)	-
Other income/(expenses):		-
Interest expenses, net	(753)	-
Gain/(loss) from equity method investments	(157)	-
Impairment of goodwill		-
Other income, net	(900)	-
Loss from discontinued operations before income taxes	(28,844)	-
Income tax benefit	-	-
Net loss from discontinued operations	(28,844)	-

Cash flows of the discontinued operations:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Net cash used in discontinued operations
Net cash( used in)/generated from operating activities	(807)	-
Net cash generated from/(used in) investing activities	-	-
Net cash generated from/(used in) financing activities	(1,101)	-